BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 57,438	$ 585,241
Prepaid expenses	164,475	281,970
Total Current Assets	221,913	867,211
Investments held in Trust Account	78,492,794	237,501,000
Total Assets	78,714,707	238,368,211
Current Liabilities:
Accounts payable and accrued expenses	433,714	341,547
Accrued offering costs	5,000	20,000
Note payable - sponsor; at fair value (cost $300,000)	857,193
Due to related party	111	111
Total Current Liabilities	1,296,018	361,658
Derivative warrant liabilities	3,523,519	451,987
Deferred underwriting commission	8,650,000	8,650,000
Total Liabilities	13,469,537	9,463,645
COMMITMENTS AND CONTINGENCIES
Shareholders' deficit:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at June 30, 2023 and December 31, 2022
Accumulated deficit	(13,248,199)	(8,597,009)
Total Shareholders' Deficit	(13,247,624)	(8,596,434)
LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	78,714,707	238,368,211
Class A ordinary shares subject to possible redemption
Current Liabilities:
Class A ordinary shares subject to possible redemption; 5,922,865 and 23,000,000 shares (at redemption value at June 30, 2023 and December 31, 2022, respectively)	78,492,794	237,501,000
Class B ordinary shares
Shareholders' deficit:
Common stock	$ 575	$ 575